Label	Element	Value
UBS EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock

The UBS Funds

Prospectus Supplement

The UBS Funds

Prospectus Supplement

January 16, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectuses of each series, except for UBS Emerging Markets Debt Fund, (each a "Fund" and collectively, the "Funds") of The UBS Funds (the "Trust") dated October 28, 2014, as supplemented.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS EMERGING MARKETS EQUITY FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

At a recent meeting of the Board of Trustees (the "Board") of the Trust, the Board approved the reduction of the holding period for redemption fees for the Funds from 90 days to 30 days, effective on February 17, 2015, for purchases of the Funds on or after that date. In connection with that change, the Prospectuses are revised to include a footnote to the "Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)" line item in each Fund's shareholder fees table. Such footnote reads as follows:

*  Effective February 17, 2015, for purchases of the Funds on or after that date, the redemption fee will be calculated as a percentage of the amount redeemed within 30 days of purchase, if applicable.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.